INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory	The following table presents detail of inventory balances (in thousands):

	December 31,
	2022	2021
Inventory:
MedCenter hardware	$8,154	$4,225
Spare parts	663	565
Total inventory	$8,817	$4,790